Cover Page	Feb. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 21, 2024
Entity Registrant Name	APYX MEDICAL CORP
Entity Address, Address Line One	5115 Ulmerton Road
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	384-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-31885
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2644611
Title of 12(b) Security	Class A common stock
Trading Symbol	APYX
Security Exchange Name	NASDAQ
Entity Central Index Key	0000719135
Amendment Flag	false